UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL U.S. TREASURY
RESERVES

FORM N-Q
MAY 31, 2008

Notes to Schedule of Investments (unaudited)

Investment in U.S. Treasury Reserves Portfolio, at value $10,966,874,592

1. Organization and Significant Accounting Policies

CitiSM Institutional U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a management investment company that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (88.0% at May 31, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and related disclosures.

U.S. Treasury Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.0%
U.S. Government Obligations — 100.0%
U.S. Treasury Bills — 100.0%
	U.S. Treasury Bills:
$ 774,862,000	1.547% - 2.198% due 6/5/08 (a)	$774,746,340
1,082,790,000	0.751% - 3.232% due 6/12/08 (a)	1,082,319,767
100,000,000	2.022% - 2.102% due 6/16/08 (a)	99,919,889
1,157,895,000	0.701% - 3.335% due 6/19/08 (a)	1,157,062,253
1,235,491,000	1.003% - 3.506% due 6/26/08 (a)	1,234,232,416
823,248,000	1.440% - 3.252% due 7/3/08 (a)	822,029,171
632,182,000	1.143% - 2.427% due 7/10/08 (a)	631,235,180
1,219,515,000	0.903% - 1.495% due 7/17/08 (a)	1,217,788,127
686,003,000	0.802% - 1.851% due 7/24/08 (a)	684,835,672
350,000,000	1.420% - 2.043% due 7/31/08 (a)	349,088,367
400,000,000	1.186% - 1.612% due 8/7/08 (a)	398,978,834
900,000,000	1.186% - 1.803% due 8/14/08 (a)	897,047,353
750,000,000	1.272% - 2.087% due 8/21/08 (a)	747,181,111
538,000,000	1.842% - 2.123% due 8/28/08 (a)	535,494,278
250,000,000	1.510% - 1.822% due 9/4/08 (a)	248,861,555
100,000,000	1.258% - 1.567% due 9/11/08 (a)	99,600,559
527,906,000	1.500% - 1.872% due 9/18/08 (a)	525,077,266
100,000,000	1.501% due 9/25/08 (a)	99,524,028
100,000,000	1.506% due 10/2/08 (a)	99,493,361
269,776,000	1.608% - 1.843% due 10/9/08 (a)	268,104,704
50,000,000	1.522% due 10/16/08 (a)	49,714,778
50,000,000	1.674% due 10/23/08 (a)	49,670,306
225,000,000	1.715% - 1.755% due 11/6/08 (a)	223,312,250
25,000,000	1.862% due 11/13/08 (a)	24,789,875
50,000,000	1.898% due 11/20/08 (a)	49,553,500
100,000,000	1.934% due 11/28/08 (a)	99,047,820
	TOTAL INVESTMENTS — 100.0% (Cost — $12,468,708,760#)	12,468,708,760
	Liabilities in Excess of Other Assets — 0.0%	(1,181,912)
	TOTAL NET ASSETS — 100.0%	$12,467,526,848

(a) Rate shown represents yield-to-maturity.
#   Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”), is a no-load, diversified investment series of Master Portfolio Trust (“the Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. At May 31, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 29, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	July 29, 2008